Company financial information - Cash flows (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Cash flows from operating activities
Cash used in operations				$ 1,037		$ 1,179		$ 991
Income tax paid				(49)		(64)		(97)
Net cash from operating activities - continuing operations				692		698		480
Net cash from operating activities - discontinued operation	[1]					141		375
Net cash from/(used in) operating activities				692		839		855
Cash flows from investing activities
Proceeds from disposal of investment				32		2,539
Investing cash flows used in continuing operations				(546)		(505)		(467)
Net cash (used in)/from investing activities				(514)		1,927		(575)
Cash flows from financing activities
Repayment of borrowings				(3,261)		(4,088)		(442)
Dividends paid				(139)		(132)		(132)
Early redemption premium costs paid				61		165		7
Deferred debt issue costs paid				(39)		(14)		(5)
Financing cash flows from continuing operations				475		(2,662)		(524)
Financing cash flows from discontinued operation								3
Net cash (outflow)/inflow from financing activities				475		(2,662)		(521)
Net (decrease)/increase in cash and cash equivalents				653		84
Cash and cash equivalents at the beginning of the year				614		530		784
Cash and cash equivalents at the end of the year				$ 1,267		$ 614		$ 530
Ardagh Group S.A.
Cash flows from operating activities
Cash used in operations | €			€ (2)		€ (3)		€ (1)
Income tax paid | €							(1)
Increase/(decrease) in payables | €					1		(6)
Net cash from/(used in) operating activities | €			(2)		(2)		(8)
Cash flows from investing activities
Proceeds from disposal of investment | €			34		2,307
Receipt/(repayment) of loans from subsidiary undertakings | €			75		(1,601)		9
Contribution to subsidiary undertaking | €					(675)
Dividends received | €			15		89		110
Net cash (used in)/from investing activities | €			124		120		119
Cash flows from financing activities
Dividends paid | €			(122)		(118)		(112)
Net cash (outflow)/inflow from financing activities | €			€ (122)		€ (118)		(112)
Net (decrease)/increase in cash and cash equivalents | €							(1)
Cash and cash equivalents at the beginning of the year | €							€ 1
Ardagh Group S.A. | Ardagh Packaging Group Limited
Cash flows from investing activities
Contribution to subsidiary undertaking | €		€ 675

[1]	(i) Operating cash flows for discontinued operation for the year ended December 31, 2019, include interest and income tax payments of $6 million and $15 million respectively (2018: $2 million and $8 million).